Share-Based Payments - Summary of Phantom Option Plan (Details)	12 Months Ended
	Dec. 31, 2021 yr $ / shares shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31, 2021 (Number of shares) | shares	1,353,740
Stock Options [Member] | Phantom Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options as of December 31, 2020 (Number of shares) | yr	3,475
Granted (Number of shares)	68	2,529	946
Forfeited before IPO-date (Number of shares) | yr	(78)
Outstanding options as of December 31, 2020 (Weighted average grant date))	$ 1,352.74
Granted (Weighted average grant date)	4,081.36
Forfeited before IPO-date (Weighted average grant date)	$ 1,352.74
Restricted Share Units [Member] | Phantom Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conversion to restricted share units (Number of shares) | shares	1,199,364
Forfeited after the IPO date (Number of shares) | yr	(13,706)
Vested (Number of shares) | yr	(350,174)
Unvested restricted shares as of December 31, 2021 (Number of shares) | shares	835,484
Conversion to restricted share units (Weighted average grant date)	$ 3.91
Forfeited after the IPO date (Weighted average grant date)	3.91
Vested (Weighted average grant date)	3.91
Unvested restricted shares as of December 31, 2021 (Weighted average grant date)	$ 3.91